UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 14, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $340,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    16740   252571 SH       SOLE                        0        0   252571
AMGEN INC                      COM              031162100     9818   158867 SH       SOLE                        0        0   158867
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      337        4 SH       SOLE                        0        0       40
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    15226     5409 SH       SOLE                        0        0     5409
CANADIAN NATL RY CO            COM              136375102    19343   305669 SH       SOLE                        0        0   305669
CANADIAN PAC RY LTD            COM              13645T100      220     7826 SH       SOLE                        0        0     7826
CARDINAL HEALTH INC            COM              14149Y108    14764   241400 SH       SOLE                        0        0   241400
CP HOLDRS                      DEP RCPTS  CP    12616K106      464     7865 SH       SOLE                        0        0     7865
ENCANA CORP                    COM              292505104    14720   373227 SH       SOLE                        0        0   373227
FEDERAL HOME LN MTG CORP       COM              313400301     2235    38315 SH       SOLE                        0        0    38315
FEDERAL NATL MTG ASSN          COM              313586109    17863   237978 SH       SOLE                        0        0   237978
FIRST DATA CORP                COM              319963104    16905   411422 SH       SOLE                        0        0   411422
GANNETT INC                    COM              364730101    13236   148456 SH       SOLE                        0        0   148456
GENERAL DYNAMICS CORP          COM              369550108    17152   189760 SH       SOLE                        0        0   189760
GENERAL ELEC CO                COM              369604103     9599   309854 SH       SOLE                        0        0   309854
HONDA MOTOR LTD                AMERN SHS        438128308    11281   501370 SH       SOLE                        0        0   501370
JOHNSON & JOHNSON              COM              478160104    14026   271511 SH       SOLE                        0        0   271511
LIZ CLAIBORNE INC              COM              539320101    14702   414601 SH       SOLE                        0        0   414601
MASCO CORP                     COM              574599106     7950   290025 SH       SOLE                        0        0   290025
NABORS INDUSTRIES LTD          COM              629568106    15092   363664 SH       SOLE                        0        0   363664
NUVEEN CALIF MUN VALUE FD      COM              67062C107      984   105815 SH       SOLE                        0        0   105815
PFIZER INC                     COM              717081103    16264   460351 SH       SOLE                        0        0   460351
RYLAND GROUP INC               COM              783764103    26786   302193 SH       SOLE                        0        0   302193
TORCHMARK CORP                 COM              891027104    15173   333174 SH       SOLE                        0        0   333174
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     5239    64475 SH       SOLE                        0        0    64475
WAL MART STORES INC            COM              931142103    12775   240812 SH       SOLE                        0        0   240812
WASHINGTON MUT INC             COM              939322103    16895   421103 SH       SOLE                        0        0   421103
WENDYS INTL INC                COM              950590109     1774    45205 SH       SOLE                        0        0    45205
YUM BRANDS INC                 COM              988498101    13274   385867 SH       SOLE                        0        0   385867